Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Recent Accounting Pronouncements

Note 4 Recent Accounting Pronouncements

The Company adopts new pronouncements relating to generally accepted accounting principles applicable to the Company as they are issued, which may be in advance of their effective date. Management does not believe that any pronouncement not yet effective but recently issued would, if adopted, have a material effect on the accompanying financial statements.